Borrowings and financial liabilities -Convertible notes to NEGMA following termination (Details)									1 Months Ended				12 Months Ended
	Sep. 08, 2022 EUR (€)	Jul. 16, 2021 EUR (€)	Jun. 24, 2021 shares	Mar. 16, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares shares	Nov. 18, 2020 EUR (€) shares	May 07, 2020 EUR (€) item shares	Apr. 06, 2020 EUR (€) item shares	Aug. 31, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) € / shares	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2022 EUR (€) item loan shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) € / shares
Borrowings and financial liabilities
Damages claimed, monetary		€ 1,500,000		€ 910,000
Damages claimed in shares | shares			7,000,000	7,000,000												7,000,000
Number of bonds | item								140
Nominal value of each tranche										€ 4,000,000			€ 10,000,000	€ 15,000,000
Par value of bond								€ 10,000
Penalty		€ 50,000		€ 50,000
Number of shares to be delivered | shares														2,050,000
Financial expenses													€ 2,564,000	€ 2,517,000	€ 1,531,000
Expenses and Legal Cost for Damage Claim				€ 100,000
Number of shares to be returned | shares					7,000,000				2,050,000			2,050,000
Capital increase from offering									€ 4,950,000					€ 20,205,000	23,486,000
Share capital increase (in shares) | shares													102,343,985	1,867,304		4,870,155
Fair value of number of shares to be returned					€ 6,447,000							€ 1,521,000		€ 3,619,000	6,447,000
Net financial income related to Negma returning to Biophytis damages paid	€ 1,000,000												€ 990,000	20,000	34,000
Exercise of warrants											€ 974,000			742,000	1,315,000
Penalty payment to be received from investor														910,000	910,000
Financial income													€ 983,000	24,000	34,000
Value of shares to be returned												€ 1,394,000
Amounts payable, related party transactions					€ 7,357,000						€ 7,357,000			€ 0	7,357,000	€ 7,357,000	€ 7,357,000	€ 7,357,000
Bonds converted to new shares										1,280			228
Exercise of warrants (in shares) | shares																694,444
Share price | € / shares														€ 0.64
Number Of Shares To Be Returned | shares					7,000,000				2,050,000			2,050,000
Convertible Notes to Negma [Member]
Borrowings and financial liabilities
Damages claimed, monetary							€ 378,000							€ 1,500,000
Penalty							€ 7,000	911,000
Number of shares to be delivered | shares							2,050,000
Expenses and Legal Cost for Damage Claim														€ 100,000	€ 8,000
Number of shares to be returned | shares					2,050,000	2,050,000
Capital increase from offering					€ 1,210,000
Shares issued in the exercised all BSAT1 | shares														585,936
Share capital increase (in shares) | shares														4,950,000
Net financial income related to Negma returning to Biophytis damages paid						€ 378,000
Penalty payment to be received from investor					€ 910,000	€ 41,000
Bonds converted to new shares							41						396	376			68	68
Number of shares issued upon conversion of bonds | shares							2,050,000						93,189,046	16,379,256		3,400,000
Number Of Shares To Be Returned | shares					2,050,000	2,050,000
Legal Proceedings Provision [Member]
Borrowings and financial liabilities
Share price | € / shares					€ 0.27						€ 0.27				€ 0.27	€ 0.27	€ 0.27	€ 0.27
Legal Proceedings Provision [Member] | Convertible Notes to Negma [Member]
Borrowings and financial liabilities
Damages claimed, monetary								€ 911,000
Damages claimed in shares | shares								7,000,000
Nominal value of each tranche								€ 1,400,000